CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2011
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 3-CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of the following:

	At December 31,
	2011	2010
	(in thousands)
Cash and due from banks	$4,498	$3,218
Interest-bearing deposits in other financial institutions	10,430	4,219
	$14,928	$7,437